Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2036
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99572
Maximum Aggregate Offering Price	$ 1,493,580,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,263.40
Offering Note	(1) The prospectus supplement to which this Exhibit relates is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.750% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit relates is a final prospectus for the related offering. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantee of the debt security.